Obligations Related to Finance Leases (Tables)	12 Months Ended
Dec. 31, 2020
Finance Lease, Liability, Payment, Due [Abstract]
Sale Leaseback Transactions [Table Text Block]

	December 31, 2020 $	December 31, 2019 $
Teekay LNG
LNG Carriers	1,340,922	1,410,904
Teekay Tankers
Conventional Tankers	360,043	414,788
Total obligations related to finance leases	1,700,965	1,825,692
Less current portion	(150,408)	(95,339)
Long-term obligations related to finance leases	1,550,557	1,730,353

Finance Lease, Liability, Maturity [Table Text Block]
As at December 31, 2020, the remaining commitments related to the finance leases of these nine LNG carriers, including the amounts to be paid for the related purchase obligations, approximated $1.7 billion, including imputed interest of $400.5 million, repayable from 2021 through 2034, as indicated below:

Commitments
December 31, 2020
Year	$
2021	138,601
2022	136,959
2023	135,459
2024	132,011
2025	129,725
Thereafter	1,068,641
As at December 31, 2020, Teekay Tankers' total remaining commitments (including vessel purchase options declared as of that date) related to financial liabilities of these vessels were approximately $480.9 million (December 31, 2019 – $601.7 million), including imputed interest of $120.9 million (December 31, 2019 – $186.9 million), repayable from 2021 through 2030, as indicated below:

Commitments
December 31, 2020
Year	$
2021	103,033
2022	43,552
2023	43,545
2024	43,656
2025	43,528
Thereafter	203,630